Note 41	12 Months Ended
Dec. 31, 2021
Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Abstract]
Disclosure of Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Text Block]	Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net
The breakdown of the balance under this heading, by source of the related items, in the accompanying consolidated income statement is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net. Breakdown by heading (Millions of Euros)
	2021	2020	2019
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	134	139	186
Financial assets at amortized cost	27	106	44
Other financial assets and liabilities	106	33	141
Gains (losses) on financial assets and liabilities held for trading, net	341	777	419
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	341	777	419
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	432	208	143
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	432	208	143
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	335	56	(98)
Gains (losses) from hedge accounting, net	(214)	7	55
Subtotal gains (losses) on financial assets and liabilities	1,027	1,187	705
Exchange differences, net	883	359	581
Total	1,910	1,546	1,286
The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	2021	2020	2019
Debt instruments	158	848	945
Equity instruments	2,059	(28)	1,336
Trading derivatives and hedge accounting	(1,866)	277	(1,133)
Loans and advances to customers	100	128	78
Customer deposits	55	(79)	(26)
Other	522	42	(497)
Total	1,027	1,187	705
The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the accompanying consolidated income statements is as follows:

Derivatives - Hedge accounting (Millions of Euros)
	2021	2020	2019
Derivatives
Interest rate agreements	73	269	(85)
Securities agreements	(1,500)	(36)	(1,072)
Commodity agreements	3	1	5
Credit derivative agreements	(255)	(89)	74
Foreign-exchange agreements	40	88	(75)
Other agreements	(12)	37	(35)
Subtotal	(1,651)	270	(1,187)
Hedging derivatives ineffectiveness		—
Fair value hedges	(235)	5	55
Hedging derivative	90	(151)	(36)
Hedged item	(325)	156	91
Cash flow hedges	21	2	—
Subtotal	(214)	7	55
Total	(1,866)	277	(1,133)
In addition, in the years ended December 31, 2021, 2020 and 2019, under the heading “Exchange differences, net" in the accompanying consolidated income statements negative amounts of € 41 million, €57 million and €225 million, respectively, were recognized for transactions with foreign exchange trading derivatives.